Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories
Inventories consist of the following:

As of December 31	2016	2017
(in millions)	EUR	EUR

Raw materials	674.7	826.8
Work-in-process	1,415.5	1,430.7
Finished products	1,073.4	1,050.8

Inventories, gross	3,163.6	3,308.3
Allowance for obsolescence and / or lower net realizable value	(382.7)	(349.9)
Inventories, net	2,780.9	2,958.4

Allowance for Obsolescence and/or Lower Market Value
A summary of activity in the allowance for obsolescence and / or lower net realizable value is as follows:

Year ended December 31	2016	2017
(in millions)	EUR	EUR

Balance at beginning of year	(415.0)	(382.7)
Addition for the year	(73.0)	(120.1)
Effect of changes in exchange rates	(5.3)	7.9
Utilization of the provision	110.6	145.0
Balance at end of year	(382.7)	(349.9)